Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2024	2025
Goods for sale	$4,231,407	$2,017,985
Goods in transit	45,331	583,342
Inventories	$4,276,738	$2,601,327